Revision of Previously Issued Financial Statement - Additional Information (Detail)	Apr. 12, 2021 shares
Public Warrants [Member]
Re-evaluated shares of warrants	34,500,000
Private Placement Warrants [Member]
Re-evaluated shares of warrants	19,250,000